Assumption used to Value Shares (Detail) - ZAR / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	45.20%	44.40%
Expected term (months)	3 years	3 years
The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)		43.50%
Dividend yield		0.60%
Weighted average fair value (South African rand)		ZAR 40.28
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)		9 months
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)		18 months
The Gold Fields Limited 2012 Share Plan | Bonus Shares | SA Interest Rates | 3 Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk free interest rate		5.50%